SHARE CAPITAL AND RESERVES - LTIP RSU and DSU activity (Details) - LTIP RSU and DSU	12 Months Ended
	Nov. 30, 2021 EquityInstruments $ / shares	Nov. 30, 2020 EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Number of RSUs and DSUs
Balance outstanding at the beginning | EquityInstruments	289,173	0
Granted | EquityInstruments	92,870	402,625
Released and issued | EquityInstruments	(169,156)	(113,452)
Cancelled and forfeited | EquityInstruments	(13,116)
Balance outstanding at the end | EquityInstruments	199,771	289,173
Weighted Average Issue Price of RSUs/DSUs
Balance outstanding at the beginning (in dollars per share) | $ / shares	$ 5.19
Granted (in dollars per share) | $ / shares	6.46	$ 5.19
Released and issued (in dollars per share) | $ / shares	5.36	5.19
Cancelled and forfeited (in dollars per share) | $ / shares	5.19
Balance outstanding at the end (in dollars per share) | $ / shares	$ 5.63	$ 5.19